FORWARD FUNDS

Supplement dated December 14, 2012

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Large Cap Dividend Fund ("No-Load Summary Prospectus"), Summary Prospectus for Class A and Class C Shares of the Forward Large Cap Dividend Fund ("Load Summary Prospectus"), Forward Funds Investor Class and Institutional Class Prospectus ("No-Load Prospectus"), Forward Funds Class A, Class B, Class C and Class M Prospectus ("Load Prospectus"), and

the Forward Funds Statement of Additional Information

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME,

STRATEGIES AND BENCHMARK INDEX

The following information applies to the Forward Large Cap Dividend Fund (the "Fund") only:

At a meeting of the Board of Trustees of Forward Funds (the "Trust") held on December 12-13, 2012, the Trustees, including all of the Trustees who are not "interested persons" of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund: (i) a change of name of the Fund, to be effective February 20, 2013; (ii) changes to the principal investment strategies and principal risks of the Fund, to be effective February 20, 2013; and (iii) a change of benchmark index for the Fund, to be effective February 20, 2013.

Change of Name

Effective February 20, 2013, the name of the Fund will be changed to the "Forward Global Dividend Fund." Accordingly, effective February 20, 2013, all references in each of the prospectuses and the statement of additional information to "Forward Large Cap Dividend Fund" shall be replaced with "Forward Global Dividend Fund."

Change to Principal Investment Strategies

Effective February 20, 2013, the section titled "Principal Investment Strategies" in the No-Load Summary Prospectus, the Load Summary Prospectus, the No-Load Prospectus and the Load Prospectus shall be replaced in its entirety to read as follows:

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of dividend paying companies. The Fund normally will invest its assets in a minimum of five countries and at least 40% of its net assets in the securities of issuers located outside the U.S., including in issuers located in emerging markets and frontier markets. An issuer of a security generally will be considered to be located in a particular non-U.S. country, including an emerging market country or frontier market country, if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer's most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization.

The Fund invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. Forward Management, LLC ("Forward Management" or the "Advisor") generally chooses not to hedge the Fund's currency exposure.

The Advisor selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a novel proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis and valuation. Additionally, the Advisor may employ a dividend-capture strategy. A dividend-capture strategy is an income producing strategy in which a particular security that is expected to pay a dividend in the near-term is purchased, the security is held until its dividend is paid, and then the security is sold in order to purchase another security that is expected to pay a dividend in the near-term.

In order to reduce transaction costs, the Advisor will purchase futures to manage the Fund's cash holdings by gaining exposure to the types of securities and instruments in which the Fund primarily invests. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

Addition of Principal Risks

Effective February 20, 2013, the following principal risks shall be added to the section titled "Principal Risks" in the No-Load Summary Prospectus, the Load Summary Prospectus, the No-Load Prospectus and the Load Prospectus:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund's shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

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Change of Benchmark Index

Effective February 20, 2013, the benchmark index for the Fund will be changed to the MSCI All Country World Index. Accordingly, the following paragraph shall be added after the first paragraph under the heading "Performance Information" in the No-Load Summary Prospectus, the Load Summary Prospectus, the No-Load Prospectus and the Load Prospectus:

Effective February 20, 2013, the MSCI All Country World Index replaced the S&P 500 Index as the Fund's benchmark index. Forward Management made this recommendation to the Fund's Board because the new index more closely aligns to the Fund's investment strategies. Information on both indexes will be shown below for at least a one-year transition period. In the future, however, only the MSCI All Country World Index will be shown.

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Additionally, the "Average Annual Total Returns" table in the No-Load Summary Prospectus and the No-Load Prospectus is supplemented with the following information, for the period ended December 31, 2011:

	1 YEAR	SINCE INCEPTION
MSCI All Country World Index	–6.86%	–1.64%

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Additionally, the "Average Annual Total Returns" table in the Load Summary Prospectus and the Load Prospectus is supplemented with the following information, for the period ended December 31, 2011:

	1 YEAR	5 YEARS	SINCE INCEPTION
MSCI All Country World Index	–6.86%	–1.41%	–0.39%